ADVANCES RELATED PARTY	12 Months Ended
Dec. 31, 2025
ADVANCES RELATED PARTY
ADVANCES RELATED PARTY

NOTE 9 – ADVANCES RELATED PARTY

The Corporation received multiple short-term advances from Paul Averback, the company’s President and Chief Executive Officer. These advances were primarily used to cover payroll and other general short-term working capital requirements. All prior advances were repaid within the year, except for an outstanding balance of $15,000 from an advance received on April 15, 2024 and $13,000 from advances received in May 2025. The total amount of the advance as of December 31, 2025 is $28,000.

The Company has engaged in multiple funding arrangements with James G. Robinson, involving loans and equity issuances. These transactions, structured through various agreements and addenda, reflect an evolving financial relationship that has supported the Company’s ongoing operations. The financial transactions detailed below reflect the Company's funding arrangements with James G. Robinson.

On April 17, 2023, the Corporation entered into a short-term loan agreement with James G. Robinson for $1,000,000 remitted in cash. This amount was later converted into stock under an agreement on August 28, 2023, resulting in the issuance of 1,000,000 shares. Under the same August 28, 2023 agreement, an additional investment of $1,000,000 was made at $1.00 per share, leading to the issuance of another 1,000,000 shares, bringing the total issuance under this agreement to 2,000,000 shares.

On October 2, 2023, the Corporation entered into an extension to the April 17, 2023 loan, and the Corporation received $1,000,000 in three installments: $500,000 on October 11, 2023, $250,000 on October 31, 2023, and $250,000 on January 15, 2024. As of December 31, 2025, total borrowings under the extension agreement amounted to $1,000,000, with accrued interest of $214,489.

On November 14, 2024, the Company entered into an Addendum to the October 2, 2023, Extension to the Loan Agreement dated April 17, 2023, extending the total loan amount to at least $3,000,000 and the term by 24 months, expiring on December 31, 2026. The term can be automatically extended by an additional 24 months unless refused by either party. The increased loan amount covered funds received from James G. Robinson throughout the year. On February 28, 2024, the Corporation received $410,000. Additional funds were received in subsequent quarters, beginning with $40,000 on April 19, followed by $228,239 on May 3 and $300,000 on June 7. In the third quarter, the Corporation received $205,513 on July 2, $100,000 on July 31, $150,000 on August 23, and $157,000 on September 18. Further remittances in the fourth quarter included $300,000 on October 10, $200,000 on November 11, $100,000 on December 10, and $150,000 on December 18. As of December 31, 2024, total borrowings under the Addendum amounted to $2,340,752, with accrued interest of $104,286. Additional funds were received in the first quarter of 2025, beginning with $370,000 on January 21 and $435,000 on March 4. In the second quarter of 2025, the Corporation received $158,077 on May 20, 2025 and $100,000 on June 3, 2025. In the third quarter of 2025, the Corporation received $124,000 on July 2, $100,000 on July 27, $100,000 on August 15 and $100,000 on September 11. In the fourth quarter of 2025, the Corporation received $115,258 on October 22 and $57,000 on December 12. The total amount received in 2025 is $1,659,335 with accrued interest of $ 340,474. As of December 31, 2025, total borrowings under the Addendum amounted to $4,000,087, with accrued interest of $444,760. Thus, the total amount of the loan from James G. Robinson as of December 31, 2025, is $5,000,087, and the total accrued interest was $659,249.

Within the same November 14, 2024 Addendum, the Corporation provided Mr. Robinson with an option to convert the Amount due plus interest, upon notification to Nymox, into common shares at a purchase price of $0.30 (30 cents) per share, the option to be exercisable up to and until December 31, 2026.

Under IFRS (IAS 32 & IFRS 9), the convertible note has been bifurcated into separate loan and equity components, recognizing the economic substance of the conversion feature. The liability component has been measured based on the present value of future cash flows, discounted using an appropriate market interest rate for similar debt instruments without a conversion option. The equity component, representing the residual value attributed to the conversion right, has been determined to be $218,775 and recorded separately within shareholders’ equity.

The equity component was determined on initial recognition of the conversion feature, introduced by the Addendum to the loan agreement dated November 14, 2024, as the residual of the instrument's carrying amount over the fair value of its liability component at that date. In accordance with IAS 32, the amount so determined is not remeasured in subsequent periods. Accordingly, the equity component recognized within additional paid-in capital is not remeasured and remains at $218,775 in respect of the 2024 recognition (2024: $218,775), together with $36,919 recognized on the 2025 advances, giving $255,694 in total. The corresponding discount on the liability component is amortized to the December 31, 2026 maturity. Amortization of $123,788 was recognized during the year ended December 31, 2025, being $109,387 on the 2024 component and $14,401 on the 2025 advances, so that the unamortized discount at December 31, 2025 was $131,906. The equity component in additional paid-in capital and the unamortized discount on the liability are distinct balances arising from the same instrument.

The $1,659,335 in additional advances received under the Addendum during the year ended December 31, 2025 were funded under the same conversion terms established on November 14, 2024 and have been evaluated for bifurcation individually, using the present value of each advance's contractual repayment amount at its funding date discounted at an independently determined market rate of 11.52% for similar non-convertible debt (comprised of the one-year US Treasury yield and the ICE BofA CCC and Lower US High Yield Index option-adjusted spread, both as of November 14, 2024). This resulted in an aggregate equity component of $36,919, recorded as an increase to additional paid-in capital and a corresponding decrease to advances from a related party as of the applicable funding dates during 2025.

Under IFRS 9, the Corporation determined that the liability component of the loan is subsequently measured at amortized cost, requiring the $218,775 equity component to accrete back into the carrying amount of the loan over the remaining term to December 31, 2026 using the straight-line method, which the Corporation considers a reasonable approximation of the effective interest method given the short remaining term. Straight-line amortization was also applied to the $36,919 equity component attributable to the $1,659,335 in additional advances received during 2025 (see below), amortized from each advance's funding date to December 31, 2026. Amortization recognized for the year ended December 31, 2025 was $109,387 for the original equity component and $14,401 for the 2025 advances, for a combined increase to advances from a related party and to interest expense of $123,788 for the year ended December 31, 2025. This amount is presented within financial charges in the consolidated statement of operations.

The conversion feature is limited. Under the Addendum, the holder may convert amounts outstanding into common shares at $0.30 per share up to a maximum of 10,000,000 shares, based on debt of up to $3,000,000, exercisable until December 31, 2026. Indebtedness in excess of that amount is not convertible.

Additionally, the Corporation received from Mr. Robinson $216,805 in advances for legal expenses during the years 2024 and 2025.

Accrued interest on the advances of $659,249 (2024: $218,775) is presented as accrued interest payable to related party on the consolidated statements of financial position, separately from the carrying amount of the advances.